Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Global Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	596	853	1,129	1,915	206	637	1,093	2,158	845	2,446	3,933	7,205	87	271	471	1,049	76	237	411	918	102	318	552	1,225